Summary Of Significant Accounting Policies - Disclosure of Foreign Exchange Rates (Detail)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
U.S. Dollar [member]
Disclosure of foreign exchange rates [line items]
Average rate	1.2097	1.0824
Closing rate	1.1658		1.1993
Swiss Franc [member]
Disclosure of foreign exchange rates [line items]
Average rate	1.1696	1.0765
Closing rate	1.1569		1.1702
Czech Republic, Koruny [member]
Disclosure of foreign exchange rates [line items]
Average rate	25.4992	26.7809
Closing rate	26.0200		25.5349